Discontinued Operations - Schedule Of Net income from discontinued operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations[LineItems]
Net income from discontinued operations, net of tax of nil	¥ 0	$ 0	¥ 452	¥ 18,010
Segment Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations[LineItems]
Gross revenues			55,476	2,377,610
Cost of revenues and other operating expenses			¥ (55,024)	¥ (2,359,600)